Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Rental Payments Under Non-cancelable Operating Leases

The following is a schedule, by year, of future minimum rental payments required under non-cancelable operating leases in excess of one year as of June 30, 2015:

Twelve months ending
June 30, 2015
2016	$185,606
2017	$31,850

Years ending December 31,
2015	$171,767
2016	$83,755